Accounts Payable (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Accounts Payable [Abstract]
Schedule of accounts payable
	December 31 2022	June 30, 2022
	US$	US$
Accounts payable	99,224	108,561

	June 30, 2022	June 30, 2021
	US$	US$
Accounts payable	108,561	112,621

Schedule of concentration analysis of the suppliers
	Six months ended December 31, 2022	Six months ended December 31, 2021
Supplier A	84%	29%
Supplier B	13%	64%
Supplier C	3%	7%
	100%	100%

	June 30, 2022	June 30, 2021
Supplier A	39%	54%
Supplier B	32%	39%
Supplier C	20%	7%
Supplier D	9%	0%
	100%	100%